INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2022
INTANGIBLE ASSETS
Schedule of net definite-lived intangible assets

Intangible assets at December 31, 2022 and 2021 consists of the following:

(In thousands)
Asset as of December 31, 2022	Purchase Price	Accumulated Amortization	Impairment	Carrying Amount
ANDAs	$15,832	$(6,118)	$(8,724)	$990
Others	244	(171)	—	73
Total	$16,076	$(6,289)	$(8,724)	$1,063

(In thousands)
Asset as of December 31, 2021	Purchase Price	Accumulated Amortization	Impairment	Carrying Amount
ANDAs	$15,832	$(3,688)	$—	$12,144
Others	197	(138)	—	59
Total	$16,029	$(3,826)	$—	$12,203

Schedule of changes in intangible assets

(In thousands)	2022	2021	2020
Balance at the beginning of the year	$12,203	$13,210	$13,674
Addition	45	—	—
Amortization expense	(1,211)	(1,347)	(1,289)
Impairment	(8,724)	—	—
Foreign currency translation adjustment	(1,250)	340	825
Balance at the ending of the year	$1,063	$12,203	$13,210

Schedule of expected future amortization expense

(In thousands)
2023	$1,023
2024	5
2025	5
2026	5
2027	5
2028 and thereafter	20